Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.62%
Communication services: 0.53%
Interactive media & services: 0.22%
Ziff Davis, Inc.†	206,489	$11,220,612
Media: 0.31%
DallasNews Corp.	345,892	2,569,978
Thryv Holdings, Inc.†	905,826	13,406,225
		15,976,203
Consumer discretionary: 3.50%
Automobile components: 0.35%
Holley, Inc.†	5,500,000	16,610,000
Holley, Inc. New York Stock Exchange†	491,148	1,483,267
		18,093,267
Hotels, restaurants & leisure: 1.55%
Boyd Gaming Corp.	166,900	12,106,926
Denny’s Corp.♠†	4,826,263	29,198,891
Dine Brands Global, Inc.	154,843	4,660,774
Genius Sports Ltd.†	1,086,500	9,398,225
Jack in the Box, Inc.	602,246	25,077,524
		80,442,340
Specialty retail: 0.42%
Five Below, Inc.†	89,100	9,351,936
Foot Locker, Inc.†	559,600	12,176,896
		21,528,832
Textiles, apparel & luxury goods: 1.18%
Levi Strauss & Co. Class A	1,266,965	21,918,495
Steven Madden Ltd.	918,524	39,055,640
		60,974,135
Consumer staples: 10.58%
Beverages: 1.24%
Primo Brands Corp. Class A	2,092,989	64,401,272
Food products: 5.20%
J&J Snack Foods Corp.♠	1,124,999	174,521,095
Nomad Foods Ltd.	3,864,228	64,841,746
Tootsie Roll Industries, Inc.	925,144	29,909,905
		269,272,746
Household products: 3.82%
Central Garden & Pet Co.†	667,433	25,896,400
Central Garden & Pet Co. Class A†	1,647,570	54,452,189
Spectrum Brands Holdings, Inc.	1,388,787	117,338,614
		197,687,203
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Personal care products: 0.32%
Edgewell Personal Care Co.	484,652	$16,284,307
Energy: 4.81%
Energy equipment & services: 1.36%
Forum Energy Technologies, Inc.†	218,244	3,380,600
Liberty Energy, Inc. Class A	1,568,071	31,188,932
Patterson-UTI Energy, Inc.	4,360,317	36,016,218
		70,585,750
Oil, gas & consumable fuels: 3.45%
Berry Corp.	2,223,125	9,181,506
Chord Energy Corp.	575,359	67,270,975
Magnolia Oil & Gas Corp. Class A	2,236,989	52,300,803
Northern Oil & Gas, Inc.	1,045,770	38,860,813
SM Energy Co.	276,700	10,724,892
		178,338,989
Financials: 22.23%
Banks: 10.85%
Associated Banc-Corp.	1,661,735	39,715,467
Atlantic Union Bankshares Corp.	611,197	23,152,142
BOK Financial Corp.	182,400	19,416,480
First Hawaiian, Inc.	506,158	13,134,800
Hancock Whitney Corp.	1,562,288	85,488,399
Old National Bancorp	1,112,700	24,151,154
Renasant Corp.	1,450,015	51,838,036
SouthState Corp.	859,189	85,472,122
UMB Financial Corp.	1,435,537	162,014,706
Webster Financial Corp.	1,031,463	56,957,387
		561,340,693
Capital markets: 1.51%
GlassBridge Enterprises, Inc.♠†	1,527	48,864
Marex Group PLC	727,320	22,670,564
MidCap Financial Investment Corp. BDC	1,620,681	21,862,987
New Mountain Finance Corp. BDC	2,368,250	26,666,495
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	2
Westwood Holdings Group, Inc.♠	477,183	6,923,925
		78,172,837
Financial services: 2.28%
Compass Diversified Holdings†	3,550,000	81,934,000
Euronet Worldwide, Inc.†	351,300	36,127,692
		118,061,692
Insurance: 5.19%
Abacus Life, Inc.†	1,150,800	9,010,764
CNO Financial Group, Inc.	519,100	19,315,711
Hanover Insurance Group, Inc.	615,481	95,190,291
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Insurance(continued)
ProAssurance Corp.†	1,072,200	$17,058,702
Stewart Information Services Corp.	1,350,333	91,133,974
White Mountains Insurance Group Ltd.	18,827	36,619,645
		268,329,087
Mortgage real estate investment trusts (REITs): 2.40%
AGNC Investment Corp.	5,948,742	54,787,914
New York Mortgage Trust, Inc.	2,961,901	17,949,120
Two Harbors Investment Corp.	4,369,586	51,692,202
		124,429,236
Health care: 5.49%
Health care equipment & supplies: 1.49%
CONMED Corp.	182,500	12,490,300
Haemonetics Corp.†	504,431	39,385,973
Varex Imaging Corp.†	1,740,638	25,395,908
		77,272,181
Health care providers & services: 1.33%
Ardent Health Partners, Inc.†	635,800	10,859,464
Patterson Cos., Inc.	1,376,151	42,468,020
Premier, Inc. Class A	722,037	15,307,184
		68,634,668
Life sciences tools & services: 0.68%
Azenta, Inc.†	700,041	35,002,050
Pharmaceuticals: 1.99%
Perrigo Co. PLC	885,923	22,777,081
Prestige Consumer Healthcare, Inc.†	1,027,012	80,199,367
		102,976,448
Industrials: 26.99%
Building products: 4.44%
CSW Industrials, Inc.	66,200	23,355,360
Griffon Corp.	252,904	18,024,468
Janus International Group, Inc.†	2,527,888	18,579,977
Quanex Building Products Corp.#	2,065,849	50,076,180
Simpson Manufacturing Co., Inc.	234,931	38,958,607
UFP Industries, Inc.	715,306	80,579,221
		229,573,813
Commercial services & supplies: 3.01%
ACCO Brands Corp.♠	4,987,012	26,181,813
Custom Truck One Source, Inc.†	3,475,000	16,714,750
Ennis, Inc.	1,288,181	27,167,737
Matthews International Corp. Class A	638,804	17,682,095
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Viad Corp.♠†	1,129,529	$48,016,278
VSE Corp.	211,158	20,081,126
		155,843,799
Construction & engineering: 0.83%
API Group Corp.†	1,187,767	42,723,979
Electrical equipment: 1.06%
Atkore, Inc.	656,769	54,807,373
Ground transportation: 0.94%
Werner Enterprises, Inc.	1,357,129	48,748,074
Machinery: 12.66%
Alamo Group, Inc.	485,575	90,273,248
Atmus Filtration Technologies, Inc.	637,318	24,970,119
Columbus McKinnon Corp.	736,807	27,438,693
Douglas Dynamics, Inc.♠	1,993,421	47,104,538
Franklin Electric Co., Inc.	1,663,869	162,144,034
Gates Industrial Corp. PLC†	2,589,437	53,264,719
Hillman Group†	3,622,900	35,287,046
Hillman Solutions Corp.†	2,105,440	20,506,986
Mayville Engineering Co., Inc.♠†	1,602,594	25,192,778
Mueller Industries, Inc.	2,128,880	168,947,917
		655,130,078
Professional services: 3.31%
Alight, Inc. Class A	1,293,500	8,951,020
CBIZ, Inc.†	570,161	46,656,274
Korn Ferry	1,082,482	73,013,411
Maximus, Inc.	571,700	42,677,405
		171,298,110
Trading companies & distributors: 0.74%
Air Lease Corp. Class A	797,700	38,457,117
Information technology: 6.07%
Electronic equipment, instruments & components: 2.75%
Belden, Inc.	781,778	88,036,020
Ingram Micro Holding Corp.†	718,699	13,935,574
Insight Enterprises, Inc.†	45,300	6,890,130
Knowles Corp.†	676,007	13,472,819
Novanta, Inc.†	132,100	20,180,917
		142,515,460
IT services: 1.77%
Global Blue Group Holding AG†	4,536,904	31,440,745
Kyndryl Holdings, Inc.†	1,740,115	60,207,979
		91,648,724
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 0.20%
Diodes, Inc.†	163,500	$10,083,045
Software: 0.86%
E2open Parent Holdings, Inc.†	3,011,245	8,009,912
Pagaya Technologies Ltd. Class A†	418,288	3,885,895
Progress Software Corp.	429,127	27,957,624
Synchronoss Technologies, Inc.†	467,798	4,490,861
		44,344,292
Technology hardware, storage & peripherals: 0.49%
Diebold Nixdorf, Inc.†	593,700	25,552,848
Materials: 16.68%
Chemicals: 9.38%
Avient Corp.	2,845,334	116,260,347
Ecovyst, Inc.†	4,183,314	31,960,519
Innospec, Inc.♠	1,610,730	177,276,944
Mativ Holdings, Inc.♠#	3,189,065	34,760,808
Minerals Technologies, Inc.	367,556	28,011,443
NewMarket Corp.	131,502	69,479,082
Quaker Chemical Corp.#	197,900	27,856,404
		485,605,547
Construction materials: 2.65%
Eagle Materials, Inc.	554,870	136,919,721
Containers & packaging: 4.46%
Berry Global Group, Inc.	680,331	43,997,006
Myers Industries, Inc.	1,675,485	18,497,354
Silgan Holdings, Inc.	2,026,565	105,482,708
TriMas Corp.♠	2,551,325	62,737,082
		230,714,150
Metals & mining: 0.19%
Arch Resources, Inc.	71,700	10,125,474
Real estate: 1.22%
Residential REITs : 0.52%
Elme Communities	1,741,009	26,585,207
Retail REITs : 0.70%
Agree Realty Corp.	515,200	36,295,840
Utilities: 0.52%
Gas utilities: 0.48%
MDU Resources Group, Inc.	1,391,767	25,079,641
Independent power and renewable electricity producers: 0.04%
Talen Energy Corp.†	10,000	2,014,700
Total common stocks (Cost $4,150,407,860)		5,103,091,540
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	$0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.36%
Investment companies: 1.36%
Allspring Government Money Market Fund Select Class♠∞		4.42%	70,457,444	70,457,444
Total short-term investments (Cost $70,457,444)				70,457,444
Total investments in securities (Cost $4,220,865,304)	99.98%			5,173,548,984
Other assets and liabilities, net	0.02			1,184,751
Total net assets	100.00%			$5,174,733,735

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BDC	Business Development Company
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$26,108,480	$1,662,808	$0	$0	$(1,589,475)	$26,181,813	4,987,012	$1,090,503
Denny’s Corp.†	42,798,443	1,360,853	(916,624)	(372,419)	(13,671,362)	29,198,891	4,826,263	0
Douglas Dynamics, Inc.	46,725,771	2,160,681	(732,707)	(128,660)	(920,547)	47,104,538	1,993,421	1,755,416
GlassBridge Enterprises, Inc.†	30,540	0	0	0	18,324	48,864	1,527	0
Innospec, Inc.	204,162,822	6,358,447	(3,019,247)	73,537	(30,298,615)	177,276,944	1,610,730	2,464,597
J&J Snack Foods Corp.	154,321,269	11,835,740	(3,302,126)	94,823	11,571,389	174,521,095	1,124,999	2,588,570
Mativ Holdings, Inc.	63,072,112	233,122	(3,089,389)	(6,994,615)	(18,460,422)	34,760,808	3,189,065	978,094
Mayville Engineering Co., Inc.†	23,183,418	677,215	(988,357)	88,126	2,232,376	25,192,778	1,602,594	0
TriMas Corp.	67,715,777	1,117,618	(673,303)	(157,033)	(5,265,977)	62,737,082	2,551,325	306,743
Viad Corp.†	42,700,853	1,736,940	0	0	3,578,485	48,016,278	1,129,529	0
Westwood Holdings Group, Inc.	5,782,799	97,187	0	0	1,043,939	6,923,925	477,183	214,732
Short-term investments
Allspring Government Money Market Fund Select Class	214,698,626	819,838,027	(964,079,209)	0	0	70,457,444	70,457,444	3,142,455
Investments in affiliates no longer held at end of period
Delta Apparel, Inc.†	1,800,584	68,759	(4,129)	(9,243,705)	7,378,491	0	0	0
				$(16,639,946)	$(44,383,394)	$702,420,460		$12,541,110
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Quanex Building Products Corp.	$83,380,802	$331,135	$(3,913,300)	$1,376,845	$(31,099,302)	$50,076,180	2,065,849	$506,601
Spectrum Brands Holdings, Inc.	122,574,514	12,347,027	(11,681,908)	(138,281)	(5,762,738)	117,338,614	1,388,787	1,852,644

†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
Mativ Holdings, Inc.	Bank of America Securities, Inc.	250	$312,500	$12.50	1-17-2025	$(42,500)
Quaker Chemical Corp.	Bank of America Securities, Inc.	200	3,000,000	150.00	1-17-2025	(205,000)
Quanex Building Products Corp.	Bank of America Securities, Inc.	250	625,000	25.00	1-17-2025	(37,152)
						$(284,652)
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 7

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,196,815	$0	$0	$27,196,815
Consumer discretionary	181,038,574	0	0	181,038,574
Consumer staples	547,645,528	0	0	547,645,528
Energy	248,924,739	0	0	248,924,739
Financials	1,150,284,679	48,866	0	1,150,333,545
Health care	283,885,347	0	0	283,885,347
Industrials	1,396,582,343	0	0	1,396,582,343
Information technology	314,144,369	0	0	314,144,369
Materials	863,364,892	0	0	863,364,892
Real estate	62,881,047	0	0	62,881,047
Utilities	27,094,341	0	0	27,094,341
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	70,457,444	0	0	70,457,444
Total assets	$5,173,500,118	$48,866	$0	$5,173,548,984
Liabilities
Written options	$247,500	$37,152	$0	$284,652
Total liabilities	$247,500	$37,152	$0	$284,652
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $3,937,500 was segregated as cash collateral for open written options.
At November 30, 2024, Fund did not have any transfers into/out of Level 3.
Allspring Special Small Cap Value Fund | 9